Accounting Policies - Summary of Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018 (Detail) - In accordance with IFRS 9 [member] € in Billions	Jan. 01, 2018 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Estimated impact of adopting IFRS 9 on shareholders' equity as at 1 January 2018	€ (0.9)
Loan loss provisions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Loan loss provisions1	(0.4)
Available-for-sale [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Investment portfolio2	(0.6)
Loans and receivables [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Mortgages held in HtC&S portfolio3	0.2
Other financial asset [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other4	€ (0.1)